Corporate History and the Merger - Additional Information (Detail) (USD $)							1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2010	Aug. 06, 2010	Aug. 22, 2007	Oct. 24, 2011 Oryon Technologies LLC	Jan. 30, 2012 Oryon Technologies LLC
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Authorized common shares at incorporation	600,000,000	600,000,000		600,000,000	600,000,000	100,000,000
Par value of common shares at incorporation	$ 0.001	$ 0.001	$ 0.125	$ 0.001	$ 0.006	$ 0.001
Business merger common stock shares issued							16,502,121	16,502,121